Average Annual Total Returns{- Fidelity Flex Mid Cap Index Fund} - 04.30 Fidelity Flex Mid Cap Index Fund & Fidelity Flex Small Cap Index Fund combo PRO-09 - Fidelity Flex Mid Cap Index Fund	Fidelity Flex Mid Cap Index Fund Return Before Taxes Past 1 year	Fidelity Flex Mid Cap Index Fund Return Before Taxes Since Inception		Fidelity Flex Mid Cap Index Fund After Taxes on Distributions Past 1 year	Fidelity Flex Mid Cap Index Fund After Taxes on Distributions Since Inception		Fidelity Flex Mid Cap Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Mid Cap Index Fund After Taxes on Distributions and Sales Since Inception		RS006 Past 1 year	RS006 Since Inception
Total	22.58%	14.84%	[1]	21.62%	14.19%	[1]	13.79%	11.74%	[1]	22.58%	14.78%	[1]

[1]	(a)From March 9, 2017